Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2021
Derivative financial instruments.
Schedule of derivative financial instruments

	2021		2020
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	(5,121)	—	(9,136)
Forward foreign exchange contracts	—	(28)	223	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	809	(527)	150	—
Forward foreign exchange contracts	8	(58)	2,410	—
	817	(5,734)	2,783	(9,136)
Less non-current portion:
Used for hedging:
Interest rate swaps	—	(5,121)	—	(9,136)
At fair value through profit or loss:
Embedded foreign exchange derivatives	499	(351)	54	—
Forward foreign exchange contracts	—	—	1,555	—
Non-current derivative financial instruments	499	(5,472)	1,609	(9,136)
Current derivative financial instruments	318	(262)	1,174	—